BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jan. 02, 2012
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed	$ 3,195	$ 9,250
Customer Relationships [Member]
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed		3,195
Backlog And Non Compete Agreement [Member]
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed		338
Redeemable Non Controlling Interest [Member]
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed		(17,706)
Net Assets [Member]
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed		267
Goodwill [Member]
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed		$ 23,156